CASH
                                    RESOURCE
                                     TRUST

                                 ANNUAL REPORT
                                 JULY 31, 1995





SHAREHOLDER INFORMATION

TRUSTEES


Daniel J. Ludeman, TRUSTEE & CHAIRMAN
          Chairman and Chief Executive Officer
          Mentor Investment Group, Inc.

Arnold H. Dreyfuss, TRUSTEE
          former Chairman and
          Chief Executive Officer
          Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, TRUSTEE
          Dean, Fuqua School of Business
          Duke University

Louis W. Moelchert, Jr., TRUSTEE
          Vice President of Business & Finance
          University of Richmond

Stanley F. Pauley, Jr., TRUSTEE
          Chairman and Chief Executive Officer
          E. R. Carpenter Company, Inc.

Troy A. Peery, Jr., TRUSTEE
          President
          Heilig-Meyers Company

Peter J. Quinn, Jr., TRUSTEE
          Managing Director
          Mentor Investment Group, Inc.



OFFICERS

Paul F. Costello, PRESIDENT
          Managing Director
          Mentor Investment Group, Inc.

Terry L. Perkins, TREASURER
          Vice President
          Mentor Investment Group, Inc.

John M. Ivan, SECRETARY
          Managing Director, Assistant General Counsel
          Wheat First Butcher Singer, Inc.

Michael A. Wade, ASSISTANT TREASURER
          Associate Vice President
          Mentor Investment Group, Inc.


This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                   CASH RESOURCE TRUST
                   901 East Byrd Street
                   Richmond, VA 23219

MESSAGE FROM THE PRESIDENT
AND CHAIRMAN



DEAR SHAREHOLDERS:


    WE ARE PLEASED TO PROVIDE YOU WITH THE CASH RESOURCE TRUST ANNUAL REPORT FOR THE PERIOD ENDED JULY 31, 1995. THE CASH RESOURCE TRUST IS PART OF A DIVERSIFIED FAMILY OF FUNDS OFFERED BY MENTOR INVESTMENT GROUP, AN INVESTMENT ADVISORY FIRM WITH MORE THAN $4.8 BILLION UNDER MANAGEMENT.


    AS YOU KNOW, THE CRT MONEY-MARKET FUNDS ARE INVESTED TO MEET THE OBJECTIVES OF PROVIDING CURRENT INCOME, WHILE PRESERVING SAFETY AND LIQUIDITY. THE FUNDS ARE MANAGED ACCORDING TO A CONSERVATIVE POLICY THAT PLACES STRONG EMPHASIS ON CREDIT RESEARCH. WE CAREFULLY REVIEW EACH INVESTMENT AND DO NOT SACRIFICE QUALITY TO ATTAIN A HIGHER YIELD.

    IN THE PAGES THAT FOLLOW YOU WILL FIND FINANCIAL STATEMENTS FOR THE CASH RESOURCE MONEY-MARKET FUND, THE CASH RESOURCE U.S. GOVERNMENT MONEY-MARKET FUND, AND THE CASH RESOURCE TAX-EXEMPT MONEY-MARKET FUND, IN ADDITION TO COMMENTARY FROM MEMBERS OF THE MANAGEMENT TEAM REGARDING THEIR INVESTMENT STRATEGY AND OUTLOOK.


    WE THANK YOU FOR YOUR CONTINUING INVESTMENT IN OUR FUNDS. WE APPRECIATE YOUR CONFIDENCE IN OUR COMMITMENT TO PROVIDING CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.


SINCERELY,


PAUL F. COSTELLO                             DANIEL J. LUDEMAN
PRESIDENT                                    CHAIRMAN

CASH RESOURCE TRUST ANNUAL REPORT
JULY 31, 1995
MANAGERS' OVERVIEW

    The three portfolios of the Cash Resource Trust (CRT), managed by Commonwealth Investment Counsel, are invested according to conservative standards that place primary emphasis on liquidity and safety of principal:

(bullet) The CRT Money-Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

(bullet) The CRT U.S. Government Money-Market Fund is invested entirely in securities backed by the U.S. government or its agencies, and related repurchase agreements.

(bullet) The CRT Tax-Exempt Money-Market Fund is structured to generate income exempt from federal income tax.


    The six months ended July 31, 1995 was a challenging period for money-market managers, as the Federal Reserve completely reversed policy. The period began February 1, 1995 when the Federal Reserve Board raised the key Fed Funds rate to a level of 6.00% to combat the threat of inflation in a strengthened economy. It was the seventh increase in twelve months. But the economy began to show signs of slowing as consumers appeared to have taken an unscheduled holiday. Federal Reserve Board sentiment gradually shifted and on July 5, 1995, rates were lowered to 5.75%.

    Money-market rates adjusted accordingly-first up, then down, testing the mettle of portfolio managers everywhere. Other storms encountered during the period included a weak dollar and the deterioration of fundamentals in the Japanese financial markets. Both were major influences on the money-market environment. The CRT Funds continued to maintain high credit standards and conservative investment policies and experienced no difficulties while performing, comparable to the industry averages.

    The remainder of 1995 is likely to be a period significantly different from the past several years, because rates are not likely to change significantly. The challenge for managers will lie in the areas of market analysis and selectivity. Our pledge to you is that we will continue to place primary emphasis on safety and liquidity. Our philosophy continues to be that the primary purpose of a money-market fund is to preserve investors' principal and to make funds available when needed.


We thank you for your confidence.





R. Preston Nuttall
DIRECTOR OF CASH MANAGEMENT


Hubert R. White
PORTFOLIO MANAGER


Kathryn T. Allen
PORTFOLIO MANAGER

Cash Resource Trust

MONEY-MARKET FUND
Portfolio of Investments


July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
          CORPORATE OBLIGATIONS                                            3.08%
 (a)      Abbey National Treasury Service, 5.74%, 11/16/95                                    $ 8,000    $ 7,999
 (a)      Boatmen's Bank of Southern Missouri, 6.06%, 8/04/95                                   5,000      5,000
          TOTAL CORPORATE OBLIGATIONS                                                                     12,999

          BANKERS ACCEPTANCES                                              5.42%
          Nations Bank, 6.00%, 8/28/95                                                          5,000      4,978
          Swiss Bank, 5.85%, 10/20/95                                                           3,000      2,961
          Sanwa, 5.85%, 8/14/95                                                                15,000     15,000
          TOTAL BANKERS ACCEPTANCES                                                                       22,939

          BANK OBLIGATIONS                                                13.72%
          Banc One Milwaukee, 5.96%, 9/11/95                                                   15,000     15,000
          Bank Of America, 5.75%, 8/21/95                                                      18,000     18,000
          First of America, 6.00%, 8/10/95                                                     15,000     15,000
          Nations Bank, 6.06%, 10/12/95                                                        10,000     10,000
          TOTAL BANK OBLIGATIONS                                                                          58,000

          COMMERCIAL PAPER                                                60.75%

          ASSET BACKED SECURITIES                                          3.51%
          CIESCO Limited Partnership, 5.68%, 10/13/95                                          15,000     14,827

          CHEMICALS & ALLIED PRODUCTS                                      7.06%
          DIC Americas, Inc., 5.97%, 8/14/95                                                   15,000     14,968
          Dupont E I De Nemours, 5.92%, 9/22/95                                                15,000     14,871
          Total Chemicals & Allied Products                                                               29,839

          COMMERCIAL BANKS                                                 7.01%
          First Union Corporation, 5.68%, 10/31/95                                             15,000     14,785
          Internationale Nederland, 5.95%, 8/28/95                                              5,000      4,978
          Internationale Nederland, 5.68%, 10/20/95                                            10,000      9,874
          Total Commercial Banks                                                                          29,637

          COMPUTER PROCESSING, DATA PREPARATION SERVICES                   3.52%
          Electronic Data Systems Corporation,
            5.70%, 9/15/95                                                                     15,000     14,893

          ELECTRIC SERVICES                                                4.30%
          National Rural Utilities, 5.72%, 8/29/95                                             10,000      9,956
          Rincon Securities, Inc., 6.02%, 8/01/95                                               1,245      1,245
          Rincon Securities, Inc., 5.95%, 8/11/95                                               2,170      2,166
          Rincon Securities, Inc., 5.97%, 8/17/95                                               2,000      1,995
          Rincon Securities, Inc., 5.73%, 9/26/95                                               2,845      2,820
          Total Electric Services                                                                         18,182

Cash Resource Trust

MONEY-MARKET FUND
Portfolio of Investments (continued)
July 31, 1995                                                                   PRINCIPAL       VALUE
(in thousands)                                      PERCENT OF NET ASSETS        AMOUNT        (NOTE 2)
COMMERCIAL PAPER (CONTINUED)

FARM MACHINERY & EQUIPMENT                                      3.53%
Kubota Finance USA, 5.77%, 8/31/95                                              $ 15,000        $ 14,928

OIL AND GAS FIELD EXPLORATION SERVICES                          3.54%
Statoil, 5.73%, 8/18/95                                                           15,000          14,959

PERSONAL CREDIT INSTITUTIONS                                   10.61%
American Express Credit Corporation, 5.93%, 8/15/95                               15,000          14,965
Associate Corporation of North America, 5.73%, 8/22/95                            15,000          14,950
Ford Motor Credit Company , 5.74%, 8/25/95                                        15,000          14,943
Total Personal Credit Institutions                                                                44,858

PRIMARY PRODUCTION OF ALUMINUM                                  2.61%
Queensland Alumina Ltd., 5.73%, 8/29/95                                           11,072          11,023

RENTAL & LEASING                                                2.35%
General Electric Capital Corporation, 6.09%, 8/21/95                               3,000           2,990
General Electric Capital Corporation, 6.03%, 9/18/95                               7,000           6,944
Total Rental & Leasing                                                                             9,934

SECURITY BROKERS & DEALERS                                      9.42%
Bears Stearns Company , 5.95%, 8/23/95                                            10,000           9,964
CS First Boston, 5.75%, 8/18/95                                                    8,000           7,978
CS First Boston, 6.04%, 8/28/95                                                    5,000           4,977
CS First Boston, 6.11%, 8/31/95                                                    2,000           1,990
Merrill Lynch, 5.72%, 8/25/95                                                      7,000           6,973
Merrill Lynch, 6.12%, 9/11/95                                                      8,000           7,944
Total Security Brokers & Dealers                                                                  39,826

TELECOMMUNICATIONS                                              3.27%
AT&T Capital Corporation, 5.68%, 10/30/95                                          4,000           3,943
Bellsouth Capital Funding, 6.09%, 10/02/95                                        10,000           9,895
Total Telecommunications                                                                          13,838
TOTAL COMMERCIAL PAPER                                                                           256,744

U.S. GOVERNMENT AND AGENCIES                                   10.65%
Federal Home Loan Bank,
    6.20%, 5/24/96                                                                 5,000           5,000
(a) 6.04% - 6.17%, 12/23/96 - 2/14/97                                             15,000          15,000


Cash Resource Trust

MONEY-MARKET FUND
Portfolio of Investments (continued)


July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)

          U.S. GOVERNMENT AND AGENCIES (CONTINUED)

 (a)      Student Loan Market Association,
            5.81% - 5.84%, 11/24/97 - 2/22/99                                                $ 25,000   $ 24,996
          TOTAL U.S. GOVERNMENT AND AGENCIES                                                              44,996

          REPURCHASE AGREEMENTS                                           6.18%

          Goldman, Sachs  & Company
            Dated 7/31/95, 5.83%, due 8/01/95, collateralized by
            $6,512 Federal National Mortgage Association,
            6.00%, 10/01/08                                                                     6,134      6,134

          United Bank of Switzerland
            Dated 7/31/95, 5.86%, due 8/01/95, collateralized by
            $5,119 Federal Home Loan Mortgage Corporation,
            6.00% - 6.50%, 11/15/08 - 2/15/23 and
            $23,415 Federal National Mortgage Association,
            6.00%, 12/15/08                                                                    20,000     20,000

          TOTAL REPURCHASE AGREEMENTS                                                                     26,134

          TOTAL INVESTMENTS (COST $421,812)                              99.80%                          421,812

          OTHER ASSETS LESS LIABILITIES                                   0.20%                              845

          NET ASSETS                                                    100.00%                         $422,657


          SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

Cash Resource Trust

U.S. GOVERNMENT MONEY-MARKET FUND
Portfolio of Investments


July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
          U.S. GOVERNMENT AND AGENCIES                                    57.40%

          Federal Farm Credit Bank
            6.02%, 8/01/95                                                                    $ 35,000   $ 35,000
          Federal Home Loan Bank
            5.63% - 6.27%, 8/07/95 - 5/24/96                                                   265,090    262,143
 (a)        5.71% - 6.04%, 3/08/96 - 2/16/99                                                    62,000     62,000
          Federal Home Loan Mortgage Corporation
            5.55% - 5.94%, 8/10/95 - 11/09/95                                                  118,235    117,012
          Federal National Mortgage Association
            5.68% - 5.91%, 8/09/95 - 9/11/95                                                   110,000    109,719
 (a)      Student Loan Market Association
            5.81% - 6.08%, 7/01/96 - 02/08/99                                                  112,500    112,498
          TOTAL U.S. GOVERNMENT AND AGENCIES                                                              698,372

          REPURCHASE AGREEMENTS                                           42.77%

          Chase Securities, Inc.
            Dated 7/31/95, 5.82%, due 8/01/95, collateralized by
            $54,383 Federal National Mortgage Association,
            6.50% - 7.52%, 7/01/99 - 10/01/24 and
            $11,196 Federal Home Loan Mortgage Corporation,
            6.00% - 7.50%, 10/01/00 - 11/01/09                                                  60,000     60,000

          Goldman, Sachs & Company
            Dated 7/31/95, 5.83%, due 8/01/95, collateralized by
            $94,398 Federal National Mortgage Association,
            6.00% - 6.50%, 10/01/08 - 4/01/09 and
            $132,030 Federal Home Loan Mortgage Corporation,
            7.00%, 2/01/00                                                                     220,430    220,430

          Merrill Lynch, Pierce, Fenner & Smith, Inc.
            Dated 7/31/95, 5.79%, due 8/01/95, collateralized by
            $37,425 Federal National Mortgage Association,
            7.00% - 8.50%, 7/01/17 - 8/01/25 and
            $24,786 Federal Home Loan Mortgage Corporation,
            6.50%, 3/01/09                                                                      60,000     60,000

Cash Resource Trust

U.S. GOVERNMENT MONEY-MARKET FUND
Portfolio of Investments (continued)
July 31, 1995                                                                      PRINCIPAL      VALUE
(in thousands)                                             PERCENT OF NET ASSETS    AMOUNT       (NOTE 2)


REPURCHASE AGREEMENTS (CONTINUED)

Nationsbank Corporation
  Dated 7/31/95, 5.80%, due 8/01/95, collateralized by
  $57,600 U.S. T reasury Notes, 6.88% - 7.50%,
  8/31/99 - 10/31/99                                                               $ 60,000       $ 60,000

Paine Webber, Inc.
  Dated 7/31/95, 5.80%, due 8/01/95, collateralized by
  $63,613 Government National Mortgage Association,
  7.50% - 8.00%, 11/15/23 - 6/15/25                                                  60,000         60,000

United Bank of Switzerland
  Dated 7/31/95, 5.88%, due 8/01/95, collateralized
  by $5,300 Federal Home Loan Mortgage Corporation
  6.50%, 2/15/23 and $147,552 Federal National
  Mortgage Association - Strips, 5.92% - 13.08%,
  4/01/23 - 10/01/24                                                                 60,000         60,000

TOTAL REPURCHASE AGREEMENTS                                                                        520,430

TOTAL INVESTMENTS (COST $1,218,802)                             100.17%                          1,218,802

OTHER ASSETS LESS LIABILITIES                                    (0.17%)                            (2,112)

NET ASSETS                                                      100.00%                         $1,216,690



SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND


July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
 (a)      VARIABLE RATE TAX-EXEMPT
          DEMAND SECURITIES                                               48.23%

          ALABAMA                                                          3.29%
          BNC Special Care Facility, Finance Authority
            Series B, 3.75%, 12/01/30                                                        $ 2,070    $ 2,070
          University of Alabama, Board of Trustees,
            3.80%, 10/01/13                                                                    6,700      6,700
                                                                                                          8,770

          ARIZONA                                                          3.75%
          Apache County IDA, Tucson Electric Power
            Company Project, 3.85%, 6/15/20                                                   10,000     10,000

          CALIFORNIA                                                       0.37%
          Corona IDA, 4.05%, 12/01/04                                                          1,000      1,000

          COLORADO                                                         5.32%
          Colorado Housing Finance Authority MFH,
            Series 1985, 3.85%, 5/01/97                                                        7,200      7,200
          Moffatt County, PCRB, Series 1984, 3.90%, 7/01/10                                    7,000      7,000
                                                                                                         14,200

          CONNECTICUT                                                      0.56%
          State of Connecticut Economic Recovery,
            Series B, 3.75%, 6/01/96                                                           1,500      1,500

          IOWA                                                             1.12%
          Polk County, Iowa Hospital, 3.85%, 12/01/05                                          3,000      3,000

          ILLINOIS                                                         5.92%
          Chicago O'Hare International Airport, American
            Airlines, Series 1983C, 4.00%, 1/01/18                                             2,000      2,000
          Illinois DFA Grayhill, Grayhill Inc. Project
            IDR, 3.90%, 2/01/05                                                                3,500      3,500
          Illinois HFA Condell Medical Center,
            3.90%, 11/01/05                                                                    5,800      5,800
          Illinois HFA West Suburban Hospital, 3.85%, 7/01/05                                  3,200      3,200
          Southwestern Illinois Development Authority,
            4.00%, 4/01/22                                                                     1,300      1,300
                                                                                                         15,800

Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND
Portfolio of Investments (continued)


July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
 (a)      VARIABLE RATE TAX-EXEMPT
          DEMAND SECURITIES (CONTINUED)

          MARYLAND                                                        1.82%
          Anne Arundel County, Oakland Hills Project
            3.85%, 5/15/15                                                                   $ 2,052    $ 2,052
          Howard County Revenue Bond, Harmony Hall
            Inc. Project, 3.85%, 10/01/10                                                      2,800      2,800
                                                                                                          4,852

          MISSOURI                                                        0.64%
          Missouri Health & Education, Series B,
            3.70%, 12/01/19                                                                     1,700     1,700

          MISSISSIPPI                                                     0.60%
          Jackson County, PCRB, 3.80%, 12/01/16                                                 1,600     1,600

          NORTH CAROLINA                                                  6.71%
          Durham County Public Improvement, 3.80%, 5/01/06                                        200       200
          Durham County Water & Sewer, 3.80%, 12/01/15                                          2,800     2,800
          Lincoln County Industrial Facility, PCRB
            Series 1994, 4.05%, 8/01/09                                                         6,000     6,000
          North Carolina Educational Facilities,
            Bowman Grey School, 3.85%, 9/01/20                                                  4,200     4,200
          North Carolina Medical Care, Moses
            Cone Hospital, Series 1995, 3.80%, 9/01/02                                          4,700     4,700
                                                                                                         17,900

          NEBRASKA                                                        0.75%
          Nebraska IDA, Freemont Beef Project,
            4.05%, 12/01/04                                                                     2,000     2,000

          NEW HAMPSHIRE                                                   3.75%
          New Hampshire Health & Higher Education,
            Series E, 3.75%, 12/01/25                                                          10,000    10,000

          NEW MEXICO                                                      1.87%
          City of Albuquerque, Airport Revenue Bond
            Series 1995, 3.75%, 7/01/14                                                         5,000     5,000

          TENNESSEE                                                       0.80%
          Nashville and Davidson County Health
            and Education Facility, 3.90%, 5/01/20                                              2,144     2,144

Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND
Portfolio of Investments (continued)



July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
 (a)      VARIABLE RATE TAX-EXEMPT
          DEMAND SECURITIES (CONTINUED)

          TEXAS                                                           3.86%
          North Texas Higher Education, Student Loan
            Revenue Refund, Series 1991F, 3.90%, 4/01/20                                     $ 4,000    $ 4,000
          Panhandle Plains, Student Loan Revenue,
            Series A, 3.90%, 6/01/21                                                           1,300      1,300
          Red River Authority, PCRB, 3.70%, 7/01/11                                            5,000      5,000
                                                                                                         10,300

          VIRGINIA                                                        6.35%
          Chesterfield County IDR, Midlothian Hotel
            Partnership, 3.85%, 12/01/14                                                       6,424      6,424
          IDA of Henrico County, Hermitage Project,
            4.05%, 5/01/24                                                                     1,600      1,600
          Lynchburg IDA, Mid-Atlantic, Series G,
            3.75%, 12/01/25                                                                      500        500
          Richmond IDR, Commonwealth Park,
            3.90%, 11/01/07                                                                    1,432      1,432
          Roanoke IDR, Quibell Corporate Project,
              3.85%, 9/01/15                                                                     292        292
          Spotsylvania City , IDA, Residential Care
              Facilities, 3.85%, 10/01/20                                                      4,684      4,684
          Tazewell County, IDR, 4.25%, 1/01/03                                                1,100      1,100
          Virginia Beach, Revenue Bond, 3.90%, 9/01/09                                           420        420
          Virginia State HDA, Series A,
              3.85%, 9/01/17                                                                     500        500
                                                                                                         16,952

          WISCONSIN                                                       0.75%
          Village of Pleasant Prairie, Muskie Enterprise
              Project, Series 1995, 4.00%, 5/01/15                                             2,000      2,000
          TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                              128,718

          OTHER TAX-EXEMPT SECURITIES                                    51.50%

          COLORADO                                                        1.50%
          Arapahoe County, Revenue Bond, Series L,
              4.45%, 8/31/95                                                                   4,000      4,000



Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND
Portfolio of Investments (continued)

July 31, 1995                                                                                PRINCIPAL    VALUE
(in thousands)                                                    PERCENT OF NET ASSETS       AMOUNT     (NOTE 2)
          OTHER TAX-EXEMPT SECURITIES (CONTINUED)

          FLORIDA                                                         4.53%
          Jacksonville, Florida Power & Light, PCRB,
            Series 1994, 4.10%, 12/15/95                                                     $ 2,000    $ 2,000
          Putnam County, Development  Authority,
            Seminole Electric, Series 1984, 3.40%, 12/15/95                                    3,100      3,100
          St. Lucie City, Florida Power & Light, PCRB,
            4.15%, 8/08/95                                                                     3,000      3,000
          Sarasota City Public Hospital, 4.15%, 8/25/95                                        1,500      1,500
          Sunshine State Government Finance Commission,
            Series 1986, Revenue Bond, 3.70%, 10/24/95                                         2,500      2,500
                                                                                                         12,100

          ILLINOIS                                                         4.01%
          City of Chicago GO, Series 1994 A-2,
            3.50%, 10/31/95                                                                    5,000      5,000
          City of Chicago GO, Series 1995 A,
            4.60%, 10/31/95                                                                    3,890      3,890
          Fulton Solid Waste Facility, Revenue Bond,
            Series A, 4.35%, 9/07/95                                                           1,800      1,800
                                                                                                         10,690

          KANSAS                                                           1.87%
          Burlington Revenue Refund Bond,
            3.05%, 10/20/95                                                                    5,000      5,000

          LOUISIANA                                                        1.87%
          Plaquemines Port Harbor, Series C
            3.10%, 8/17/95                                                                     5,000      5,000

          MARYLAND                                                         1.14%
          Anne Arundel County, Baltimore Gas & Electric,
            4.20%, 8/17/95                                                                     3,050      3,050

          MINNESOTA                                                        2.44%
          Rochester Health Care, Series C, 3.80%, 8/23/95                                        500        500
          Rochester Health Care, Series C, 4.10%, 8/23/95                                      5,000      5,000
          University of Minnesota Revenue Bond,
            4.15%, 8/25/95                                                                     1,000      1,000
                                                                                                          6,500

          MISSISSIPPI                                                      1.87%
          Claiborne County, PCRB, 3.70%, 09/07/95                                              5,000      5,000


Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND
Portfolio of Investments (continued)



July 31, 1995                                    PERCENT OF  PRINCIPAL      VALUE
(in thousands)                                   NET ASSETS   AMOUNT      (NOTE 2)

OTHER TAX-EXEMPT SECURITIES (CONTINUED)

NORTH CAROLINA                                     3.67%
Wake County Industrial Facility, Series 1990,
  4.15%, 8/22/95                                              $ 4,800    $ 4,800
Wake County Industrial Facility, Series 1990,
  4.15%, 8/30/95                                                5,000      5,000
                                                                           9,800

NEW HAMPSHIRE                                      0.75%
New Hampshire, New England Power
  Series 1990A, 4.25%, 8/09/95                                  2,000      2,000

NEVADA                                             1.35%
Washoe County Water Facility, 4.20%, 8/16/95                    3,600      3,600

SOUTH CAROLINA                                     2.62%
York County, PCRB, Series 1984N-3, 4.55%, 8/15/95               2,000      2,000
York County, PCRB, Series 1984N-3, 4.30%, 9/15/95               5,000      5,000
                                                                           7,000

TEXAS                                              5.51%
Brazos Harbor Industrial Development,
  Series 1986, 3.70%, 10/20/95                                  2,700      2,700
Brazos Harbor Industrial Development,
  Series 1986, 3.75%, 10/20/95                                  1,000      1,000
Harris City Health Care, 4.13%, 8/28/95                         4,700      4,700
San Antonio Electric & Gas, Series A,
  3.10%, 10/16/95                                               3,000      3,000
San Antonio Electric & Gas, Series A,
  3.70%, 10/16/95                                                 300        300
Texas A&M University, Series B,
 3.90%, 10/27/95                                                3,000      3,000
                                                                          14,700

VIRGINIA                                          10.64%
IDA of Louisa County, Series 1984, 4.15%, 8/08/95                 250        250
Peninsula Port Authority, 3.25%, 9/08/95                        3,135      3,135
Virginia State Housing Development, Series A,
  3.45%, 9/12/95                                                7,000      7,000
Virginia State Housing Development, Series F,
  4.12%, 9/12/95                                               10,000     10,000
York County, IDA, PCRB, 4.30%, 8/24/95                          8,000      8,000
                                                                          28,385

Cash Resource Trust

TAX-EXEMPT MONEY-MARKET FUND

                                         PERCENT OF  PRINCIPAL   VALUE
                                         NET ASSETS   AMOUNT    (NOTE 2)
OTHER TAX-EXEMPT SECURITIES (CONTINUED)

WEST VIRGINIA                               3.75%
West Virginia HDA, 3.85%, 9/01/95                    $ 10,000    $ 10,000

OTHER                                       3.98%
PNC Municash, 3.77%, 8/01/95                           10,619      10,619

TOTAL OTHER TAX-EXEMPT SECURITIES                                 137,444

TOTAL INVESTMENTS (COST $266,162)          99.73%                 266,162

OTHER ASSETS LESS LIABILITIES               0.27%                     733

NET ASSETS                                100.00%                $266,895

Notes to Portfolios of Investments

NOTE (a):
Floating Rate Securities- The rates shown are the effective rates at July 31, 1995. Securities shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

NOTE (b):
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

INVESTMENT ABBREVIATIONS
DFA                               Development Finance Authority
GO                                General Obligation
HDA                               Housing Development Authority
HFA                               Housing Finance Authority
IDA                               Industrial Development Authority
IDR                               Industrial Development Revenue
MFH                               Multi-family Housing
PCRB                              Pollution Control Revenue Board

SEE NOTES TO FINANCIAL STATEMENTS.


Cash Resource Trust

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

                                                       MONEY-      U.S. GOVERNMENT     TAX-EXEMPT
                                                       MARKET       MONEY-MARKET     MONEY-MARKET
                                                        FUND            FUND             FUND



ASSETS
Investments, at amortized cost (Note 2)
   Investment securities                              $395,678        $ 698,372         $266,162
   Repurchase agreements                                26,134          520,430                -
    Total investments                                  421,812        1,218,802          266,162
Receivables
   Interest                                              1,260            2,835            1,444
   Shares of the portfolio sold                          1,280              127               16
Deferred expenses (Note 2)                                  92              429               94
Other                                                        1              199               90
      Total assets                                     424,445        1,222,392          267,806

LIABILITIES
Payables
   Dividends                                               839            2,320              317
   Shares of the portfolio redeemed                        866            3,161              542
   Accrued distribution fee (Note 3)                        26               76               15
   Accrued expenses and other liabilities                   57              145               37
      Total liabilities                                  1,788            5,702              911
NET ASSETS                                            $422,657       $1,216,690         $266,895

Shares outstanding                                     422,657        1,216,743          266,898
Net asset value per share                             $   1.00       $     1.00         $   1.00

SEE NOTES TO FINANCIAL STATEMENTS.

Cash Resource Trust




STATEMENTS OF OPERATIONS
Year Ended July 31, 1995
(in thousands)

                                                   MONEY-      U.S. GOVERNMENT     TAX-EXEMPT
                                                   MARKET       MONEY-MARKET      MONEY-MARKET
                                                    FUND            FUND              FUND
INVESTMENT INCOME
   Interest                                        $16,250       $56,663             $8,258

EXPENSES
   Distribution fee (Note 3)                         1,061         3,764                730
   Transfer agent fee (Note 3)                         468         2,235                223
   Management fee (Note 3)                             616         2,098                487
   Custodian and accounting fees                        53           425                 98
   Shareholder reports                                  41           172                 39
   Professional fees                                     9            28                  7
   Registration fees                                    35            89                 38
   Organizational expenses                               6            30                  7
   Directors' fees                                       6            12                  6
   Other                                                 6            30                  7
      Total expenses                                 2,301         8,883              1,642
Deduct
   Waiver of management fee (Note 3)                    -             -                  49
Net expenses                                         2,301         8,883              1,593
NET INVESTMENT INCOME                               13,949        47,780              6,665

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold             4           (53)                (3)
Net increase in net assets resulting
   from operations                                 $13,953       $47,727             $6,662


SEE NOTES TO FINANCIAL STATEMENTS.



Cash Resource Trust

STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

                                                        MONEY-             U.S. GOVERNMENT             TAX-EXEMPT
                                                        MARKET               MONEY-MARKET             MONEY-MARKET
                                                         FUND                    FUND                     FUND

YEAR ENDED JULY 31,                                    1995          1994*          1995         1994*         1995         1994*
INCREASE IN NET ASSETS

OPERATIONS
   Net investment income                           $    13,949    $   3,670    $     47,780      $17,828     $  6,665      $2,442
   Net realized gain (loss) on
     investments sold                                        4            -             (53)           -           (3)          -
     Increase in net assets from operations             13,953        3,670          47,727       17,828        6,662       2,442

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                              (13,949)      (3,670)        (47,780)     (17,828)      (6,665)     (2,442)
    Net realized gain on investments                        (4)           -               -            -            -           -
      Net decrease from distributions                  (13,953)      (3,670)        (47,780)     (17,828)      (6,665)     (2,442)

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)
   Net proceeds from sale of shares                  1,715,060      712,269       4,322,307    3,572,904    1,029,842     732,212
   Reinvestment of dividends                            13,420        3,289          46,908       16,053        6,528       2,194
   Cost of shares redeemed                          (1,498,083)    (523,298)     (4,060,291)  (2,681,138)    (965,174)   (538,704)
     Change in net assets from
      capital share transactions                       230,397      192,260         308,924      907,819       71,196     195,702
Net increase in net assets                             230,397      192,260         308,871      907,819       71,193     195,702

NET ASSETS
   Beginning of period                                 192,260            -         907,819            -      195,702           -
   End of period                                   $   422,657    $ 192,260    $  1,216,690     $907,819   $  266,895   $ 195,702

* For the period from December 20, 1993 (commencement of operations) to July 31, 1994

SEE NOTES TO FINANCIAL STATEMENTS

Cash Resource Trust




FINANCIAL HIGHLIGHTS


                                                     MONEY-                 U.S. GOVERNMENT               TAX-EXEMPT
                                                     MARKET                  MONEY-MARKET                MONEY-MARKET
                                                      FUND                      FUND                         FUND
YEAR ENDED JULY 31,                             1995         1994*         1995         1994*           1995        1994*
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00     $   1.00       $   1.00     $  1.00        $   1.00  $   1.00
Income from investment operations
 Net investment income**                         0.05         0.02           0.05        0.02            0.03      0.01
Distributions
 Net investment income**                        (0.05)       (0.02)         (0.05)      (0.02)          (0.03)    (0.01)

NET ASSET VALUE, END OF PERIOD                $  1.00     $   1.00       $   1.00     $  1.00        $   1.00  $   1.00

TOTAL RETURN                                     4.97%        1.83%          4.82%       1.82%           3.05%     1.16%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $422,657     $192,260     $1,216,690    $907,819        $266,895  $195,702

Ratio of expenses to average net assets          0.82%        0.89%(a)       0.88%       0.80%(a)        0.72%     0.65%(a)

Ratio of expenses to average net assets
 excluding waivers                               0.82%        0.93%(a)       0.88%       0.83%(a)        0.74%     0.74%(a)

Ratio of net investment income to average
 net assets                                      4.96%        2.96%(a)       4.75%       2.91%(a)        3.01%     1.87%(a)


*   For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
**  Includes net realized capital gains (losses) which were under $0.01 per share.

(a) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.


Cash Resource Trust

NOTES TO FINANCIAL STATEMENTS
July 31, 1995

NOTE 1: ORGANIZATION


Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of three separate diversified funds (hereinafter each individually referred to as a Fund or collectively as the "Funds") at July 31, 1995 as follows:

   Cash Resource Money-Market Fund ("Money-Market Fund")

   Cash Resource U.S. Government Money-Market Fund ("U.S. Government Fund")

   Cash Resource Tax-Exempt Money-Market Fund ("Tax-Exempt Fund")

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

A. VALUATION OF SECURITIES

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

B.  REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparts to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Cash Resource Trust

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D.   EXPENSES

Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E.  FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

F.  FEDERAL INCOME TAXES

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1995, Government Money-Market Fund for federal tax purposes, had a capital loss carryforward of approximately $54,000. Pursuant to the Code, such capital loss carryforwards expire as follows: $1,000 in 2002 and $53,000 in 2003.

G.  DEFERRED EXPENSES

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period through December 1998.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT MANAGEMENT AGREEMENT

Commonwealth Advisors, Inc. (formerly Cambridge Investment Advisors, Inc.) the Funds' investment adviser ("Investment Adviser") provides investment advisory services to each of the Funds. Commonwealth Investment Counsel, Inc. ("Commonwealth"), an affiliate of the Investment Adviser, serves as sub-adviser to each of the Funds, pursuant to a sub-advisory agreement among the Investment Adviser, Commonwealth and the Trust. Commonwealth furnishes a continuing investment program for each of the Funds and makes investment decisions on their behalf.



    The Investment Adviser and Commonwealth are wholly-owned subsidiaries of Mentor Investment Group, Inc. ("Mentor") (formerly Investment Management Group, Inc.), which is in turn a wholly-owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat").


    Each Fund pays management fees to the Investment Adviser monthly at the following annual rates, expressed as a percentage of average daily net assets:
0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. The Investment Adviser in turn pays fees from its own assets to Commonwealth monthly at the following annual rates (based on the assets of each Fund taken separately): 0.17% of the first $500 million of a Fund's average net assets; 0.15% of the next $500 million; 0.125% of the next $1 billion; 0.11% of the next $1 billion; and 0.10% of any amounts over $3 billion. The Investment Adviser may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the year ended July 31, 1995, the Investment Adviser and sub-adviser earned the following advisory fees:


                               ADVISER     ADVISER FEE     SUB-ADVISER
                                 FEE       VOLUNTARILY        FEE
                                EARNED       WAIVED          EARNED

Money-Market Fund              $ 616,369    $      -       $ 476,285
U.S. Government Fund           2,097,838           -       1,598,353
Tax-Exempt Fund                  486,638      48,886         413,642



    In addition, the Funds provide direct reimbursement to Mentor for certain accounting and operation related costs not covered under the Investment Management Agreement. For the year ended July 31, 1995, the Money-Market Fund, U.S. Government Fund and Tax-Exempt Fund paid $8,470, $28,453 and $6,239, respectively to Mentor for these direct reimbursements.


    DISTRIBUTION AGREEMENT

    Under a Distribution Agreement, Mentor Distributors, Inc. ("Mentor Distributors") (formerly, Cambridge Distributors, Inc.) a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for the Money-Market Fund and U.S. Government Fund and 0.33% of the Fund's average daily net assets for the Tax-Exempt Fund.


TRANSFER AGENT AGREEMENT

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company (IFTC) serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the year ended July 31, 1995, Wheat earned fees of $466,682, $2,180,323 and $215,753 respectively from the Money-Market Fund, U.S. Government Fund and Tax-Exempt Fund.

INDEPENDENT AUDITORS' REPORT
THE TRUSTEES
CASH RESOURCE TRUST



    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money-Market Fund, U.S. Government Money-Market Fund and Tax-Exempt Money-Market Fund, (Portfolios of Cash Resource Trust) as of July 31, 1995 and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from December 20, 1993 (commencement of operations) to July 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money-Market Fund, U.S. Government Money-Market Fund and Tax-Exempt Money-Market Fund as of July 31, 1995, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and the period from December 20, 1993 to July 31, 1994 in conformity with generally accepted accounting principles.


                                                   KPMG PEAT MARWICK LLP

Boston, Massachusetts
September 8, 1995